Tax (Tables)	6 Months Ended
Jun. 30, 2020
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q20
CHF million
Income tax expense computed at the Swiss statutory tax rate of 20%	310
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	7
Other non-deductible expenses	45
Changes in deferred tax valuation allowance	(22)
Lower taxed income	(46)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	66
Other	31
Income tax expense/(benefit)	391

Effective tax rate	Effective tax rate
in	2Q20	1Q20	2Q19	6M20	6M19
Effective tax rate (%)	25.2	(9.2)	28.0	10.2	28.7

Net deferred tax assets
Net deferred tax assets
end of	2Q20	1Q20
Net deferred tax assets (CHF million)
Deferred tax assets	4,020	4,157
of which net operating losses	1,445	1,505
of which deductible temporary differences	2,575	2,652
Deferred tax liabilities	(646)	(977)
Net deferred tax assets	3,374	3,180

Bank
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	6M20
CHF million
Income tax expense computed at the statutory tax rate of 20%	516
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	4
Other non-deductible expenses	23
Changes in deferred tax valuation allowance	(12)
Lower taxed income	(84)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	70
Other	(273)
Income tax expense	244

Effective tax rate	Effective tax rate
in	6M20	6M19
Effective tax rate (%)	9.5	31.0

Net deferred tax assets
Net deferred tax assets
end of	6M20	2019
Net deferred tax assets (CHF million)
Deferred tax assets	3,959	4,337
of which net operating losses	1,410	1,437
of which deductible temporary differences	2,549	2,900
Deferred tax liabilities	(238)	(167)
Net deferred tax assets	3,721	4,170